Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	2 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Oct. 30, 2020
Summary of Significant Accounting Policies Details [Line Items]
Restricted cash	$ 4,200	$ 0	$ 4,200
Assets	530,177	21,005	530,177
Liabilities	160,320	6,244	160,320
Allowance for credit losses on accounts receivable current	0	0	0
Impairment losses on long lived assets held for use		$ 0	$ 0
Percentage of income tax benefit to be realized for recognition in the income statement		50.00%	50.00%
Foreign currency exchange loss and other expense		$ 1,300	$ 1,300
Derivative liability, noncurrent	$ 1,100		$ 1,100
Hyzon Foshan New Energy Technology [Member] | Foshan Zangbong Earthwork Engineering Company Limited [Member]
Summary of Significant Accounting Policies Details [Line Items]
Variable interest entity, percentage ownership	44.00%
Hyzon Foshan New Energy Technology [Member] | Foshan JV Shareholders [Member]
Summary of Significant Accounting Policies Details [Line Items]
Variable interest entity, percentage ownership	5.00%
Hyzon Foshan New Energy Technology [Member] | Hyzon Automotive Technology Company Limited [Member]
Summary of Significant Accounting Policies Details [Line Items]
Variable interest entity, percentage ownership	51.00%
Hyzon Europe [Member]
Summary of Significant Accounting Policies Details [Line Items]
Ownership interest				50.50%
Holthausen [Member]
Summary of Significant Accounting Policies Details [Line Items]
Ownership interest				49.50%
Maximum [Member]
Summary of Significant Accounting Policies Details [Line Items]
Term of product warrant		6 years
Minimum [Member]
Summary of Significant Accounting Policies Details [Line Items]
Term of product warrant			1 year
Variable Interest Entity, Primary Beneficiary [Member]
Summary of Significant Accounting Policies Details [Line Items]
Variable interest entity, percentage ownership	51.00%
Variable Interest Entity, Primary Beneficiary [Member] | Hyzon Foshan New Energy Technology [Member]
Summary of Significant Accounting Policies Details [Line Items]
Assets	$ 1,600		$ 1,600
Variable Interest Entity, Primary Beneficiary [Member] | Hyzon Europe [Member]
Summary of Significant Accounting Policies Details [Line Items]
Variable interest entity, percentage ownership		50.50%	50.50%
Assets	50,700	$ 1,000	$ 50,700
Liabilities	$ 15,900	$ 1,200	$ 15,900